Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

Note 19: Fair Values of Assets and Liabilities
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Assets and liabilities recorded at fair value on a recurring basis are presented in Table 19.2 in this Note. From time to time, we may be required to record fair value adjustments on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of LOCOM accounting, write-downs of individual assets or application of the measurement alternative for nonmarketable equity securities. Assets recorded on a nonrecurring basis are presented in Table 19.11 in this Note. Table 19.17 includes estimates of fair value for financial instruments that are not recorded at fair value.

FAIR VALUE HIERARCHY We classify our assets and liabilities measured at fair value as either Level 1, Level 2 or Level 3 in the fair value hierarchy. The highest priority (Level 1) is assigned to valuations based on unadjusted quoted prices in active markets and the lowest priority (Level 3) is assigned to valuations based on significant unobservable inputs. See Note 1 (Summary of Significant Accounting Policies) for a detailed description of the fair value hierarchy.
 In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. For securities in inactive markets, we use a predetermined percentage to evaluate the impact of fair value adjustments derived from weighting both external and internal indications of value to determine if the instrument is classified as Level 2 or Level 3. Otherwise, the classification of Level 2 or Level 3 is based upon the specific facts and circumstances of each instrument or instrument category and judgments are made regarding the significance of the Level 3 inputs to the instruments’ fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3.
We do not classify equity securities in the fair value hierarchy if we use the non-published net asset value (NAV) per share (or its equivalent) that has been communicated to us as an investor as a practical expedient to measure fair value. We generally use NAV per share as the fair value measurement for certain nonmarketable equity fund investments. Marketable equity securities with published NAVs are classified in the fair value hierarchy.

Assets
SHORT-TERM FINANCIAL ASSETS  Short-term financial assets include cash and due from banks, interest-earning deposits with banks, federal funds sold and securities purchased under resale agreements and due from customers on acceptances (classified in Other Assets). These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

TRADING DEBT SECURITIES Trading debt securities are recorded at fair value on a recurring basis. These securities are valued using internal trader prices that are subject to price verification procedures. The fair values derived using internal valuation techniques are verified against multiple pricing sources, including prices obtained from third-party pricing services. These services compile prices from various sources and often apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by the pricing services in order to determine if observable market information is being used versus unobservable inputs. When evaluating the appropriateness of an internal trader price compared with pricing service prices, considerations include the range and quality of pricing service prices. Pricing service prices are used to ensure the reasonableness of a trader price; however, valuing financial instruments involves judgments acquired from knowledge of a particular market. If a trader asserts that a third party pricing service price is not reflective of market value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management.

AVAILABLE-FOR-SALE AND HELD-TO-MATURITY DEBT SECURITIES  AFS debt securities are recorded at fair value on a recurring basis and HTM debt securities are recorded at amortized cost. HTM debt securities are subject to impairment and written down to fair value if fair value declines below amortized cost and we do not expect to recover the entire amortized cost basis of the security. Fair value measurement for AFS and HTM debt securities is based upon various sources of market pricing. Where available, we use quoted prices in active markets. When instruments are traded in secondary markets and quoted market prices do not exist for such securities, we predominantly use prices obtained from third-party pricing services and, to a lesser extent, may use prices obtained from independent broker-dealers (brokers), collectively vendor prices.
When vendor prices are deemed inappropriate by a trader who has knowledge of a particular market, vendor prices may be adjusted by weighting them with values from internal models. We also use internal models when no vendor prices are available. Internal models typically use discounted cash flow techniques or pricing models that make adjustments to quoted market prices for similar securities.

MORTGAGE LOANS HELD FOR SALE (MLHFS)  We carry most of our residential MLHFS portfolio at fair value on a recurring basis. We carry our commercial MLHFS and certain residential MLHFS at LOCOM which may be written down to fair value on a nonrecurring basis. Fair value for both residential and commercial mortgages is based on quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. We may use securitization prices that are adjusted for typical securitization activities including servicing value, portfolio composition, market conditions and liquidity. Where market pricing data is not available, we use a discounted cash flow model to estimate fair value.

LOANS HELD FOR SALE (LHFS)  Loans used in our trading business are recorded at fair value on a recurring basis, and the fair value is based on current offerings in secondary markets for loans with similar characteristics. Loans carried at LOCOM, which are generally consumer loans, are subject to nonrecurring fair value adjustments. Fair value is determined based on pending transactions when available, or estimated using a discounted cash flow model.

LOANS  Although most loans are recorded at amortized cost, reverse mortgages are recorded at fair value on a recurring basis and are valued using a discounted cash flow model. In addition, we record nonrecurring fair value adjustments to loans carried at amortized cost to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
We also provide fair value estimates for loans that are not recorded at fair value on a recurring or nonrecurring basis. The fair value estimates of these loans are differentiated by their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated and used in the valuation process.

DERIVATIVES  All derivatives are recorded at fair value on a recurring basis. Derivative valuations include the use of available market prices for our exchange-traded derivatives, such as certain interest rate futures and option contracts. However, substantially all of our derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not always readily available. Therefore we value most OTC derivatives using internal valuation techniques. Valuation techniques and inputs to internally-developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative’s value is based. Key inputs can include yield curves, credit curves, foreign exchange rates, prepayment rates, volatility measurements and correlation of such inputs. The classification of derivatives between Level 2 and Level 3 of the fair value hierarchy can be particularly subjective. Examples of derivatives typically classified as Level 2 include generic interest rate swaps, foreign currency swaps, commodity swaps, and certain option and forward contracts. Examples of derivatives classified as Level 3 may include derivative loan commitments written for our mortgage loans that we intend to sell, long-dated equity options where volatility is not observable, credit risk participation swaps, and complex and highly structured derivatives.

MORTGAGE SERVICING RIGHTS (MSRs) Residential MSRs are carried at fair value on a recurring basis, and commercial MSRs, which are carried at LOCOM, will be written down to fair value if impaired. MSRs do not trade in an active market with readily observable prices. We determine the fair value of MSRs using a valuation model that estimates the present value of expected future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment speeds (including housing price volatility for residential MSRs), discount rates, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Our valuation approach is validated by our internal valuation model validation group. Changes in the fair value of MSRs reflect the collection/realization of expected cash flows as well as changes in valuation inputs and assumptions. Fair value measurements of our MSRs use significant unobservable inputs and, accordingly, we classify them as Level 3.

EQUITY SECURITIES Marketable equity securities and certain nonmarketable equity securities which we have elected to account for under the fair value method are recorded at fair value on a recurring basis. Our remaining nonmarketable equity securities are accounted for using the equity method, cost method or measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment. The carrying value of equity securities accounted for under the measurement alternative are also remeasured to fair value upon the occurrence of orderly observable transactions of the same or similar securities of the same issuer.
We use quoted prices to determine the fair value of marketable equity securities as the securities are publicly traded. Quoted prices are typically not available for nonmarketable equity securities. We therefore use other methods, generally market comparable pricing, to determine fair value for such securities. We use all available information in making this determination, which includes observable transaction prices for the same or similar security, third-party pricing service prices, broker quotes, trading multiples of comparable public companies and discounted cash flow models. Where appropriate we make adjustments to observed market data to reflect the comparative differences between the market data and the attributes of our equity security, such as differences with public companies and other investment-specific considerations like liquidity, marketability or differences in terms of the instruments.
Substantially all of our nonmarketable equity securities accounted for under the cost method are Federal Reserve Bank stock and Federal Home Loan Bank stock, for which carrying values approximate fair value.

FORECLOSED ASSETS  Foreclosed assets are carried at net realizable value, which represents fair value less costs to sell. Fair value is generally based upon independent market prices or appraised values of the collateral.

Liabilities
DEPOSIT AND SHORT-TERM FINANCIAL LIABILITIES  Deposit and short-term financial liabilities including federal funds purchased, securities sold under repurchase agreements, commercial paper and other short-term borrowings, are recorded at historical cost. Carrying value is a reasonable estimate of fair value for short-term financial liabilities because of the relatively short time between their origination and expected realization. Fair values for deposits with contractual or defined maturities are estimated using discounted cash flow models. We are not required to estimate fair values for deposits with indeterminate maturities.

OTHER LIABILITIES  Other liabilities recorded at fair value on a recurring basis predominantly include short sale liabilities. We value these instruments using quoted prices in active markets, where available. When quoted prices for the same instruments are not available or markets are not active, fair values are estimated using recent trades of similar securities.

LONG-TERM DEBT  Our long-term debt is largely denominated in U.S. dollars and issued with a fixed or floating rate at varying levels of seniority and maturity. The long-term debt is recorded at amortized cost. We utilize third-party pricing service prices, discounted cash flow models, or a combination of the two when estimating fair value of our long-term debt.

Level 3 Asset and Liability Valuation Processes
We generally determine fair value of our Level 3 assets and liabilities by using internally-developed models and, to a lesser extent, prices obtained from vendors, which predominantly consist of third-party vendor pricing services. Our valuation processes vary depending on which approach is utilized.

INTERNAL MODEL VALUATIONS  Many of our Level 3 fair value estimates are based on internally-developed models, which typically involve use of discounted cash flow or market comparable pricing techniques. Some of the inputs used in these valuations are unobservable. Unobservable inputs are generally derived from historic performance of similar assets or determined from previous market trades in similar instruments. Unobservable inputs usually include discount rates, default rates, loss severity upon default, volatilities, correlations and prepayment rates. Such unobservable inputs can be correlated to similar portfolios with known historical experience or recent trades where particular unobservable inputs may be implied. We attempt to correlate each unobservable input to historical experience and other third-party data where available.
Internal valuation models are subject to review prescribed within our model risk management policies and procedures, which include model validation. Model validation helps ensure our models are appropriate for intended use and appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of our models, including reviewing its key components, such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes.
We also have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected, include:

•	ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);

•	back-testing of modeled fair values to actual realized transactions; and

•	review of modeled valuation results against expectations, including review of significant or unusual fluctuations in value.

We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, existing models are subject to periodic reviews and we perform full model revalidations as necessary.
All internal valuation models are subject to ongoing review by business-unit-level management, and subject to additional oversight by corporate-level risk management. Corporate oversight responsibilities include evaluating the adequacy of business unit risk management programs, maintaining company-wide model validation policies and standards and reporting the results of these activities to management and our Corporate Model Risk Committee. This committee consists of senior executive management and reports on top model risk issues to the Company’s Risk Committee of the Board.

VENDOR-DEVELOPED VALUATIONS  We routinely obtain pricing from third-party vendors to value our assets or liabilities. In certain limited circumstances, this includes our Level 3 assets or liabilities. We have processes in place to approve and periodically review third-party vendors to ensure information obtained and valuation techniques used are appropriate. This review may consist of, among other things, obtaining and evaluating control reports issued and pricing methodology materials distributed. We monitor and review vendor prices on an ongoing basis to ensure the fair values are reasonable and in line with market experience in similar asset classes. While the inputs used to determine fair value are not provided by the pricing vendors, and therefore unavailable for our review, we perform one or more of the following procedures to validate the pricing information and determine appropriate classification within the fair value hierarchy:

•	comparison to other pricing vendors (if available);

•	variance analysis of prices;

•	corroboration of pricing by reference to other independent market data, such as market transactions and relevant benchmark indices;

•	review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and

•	investigation of prices on a specific instrument-by-instrument basis.

Fair Value Measurements from Vendors
For certain assets and liabilities, we obtain fair value measurements from vendors and we record the unadjusted fair value in our financial statements. For instruments where we utilize vendor prices to record the price of an instrument, we perform the same procedures and controls as stated in the “Vendor-Developed Valuations” section.
Table 19.1 presents unadjusted fair value measurements obtained from third-party pricing services classified within the fair value hierarchy. Unadjusted fair value measurements obtained from brokers and fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value are excluded from Table 19.1.
The unadjusted fair value measurements obtained from brokers for AFS debt securities were $45 million in Level 2 assets and $126 million in Level 3 assets at December 31, 2019, and $45 million and $129 million at December 31, 2018, respectively.

Table 19.1: Fair Value Measurements obtained from Third-Party Pricing Services

	December 31, 2019			December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Trading debt securities	$634	329	—	899	256	—
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	13,460	1,500	—	10,399	2,949	—
Securities of U.S. states and political subdivisions	—	39,868	34	—	48,377	43
Mortgage-backed securities	—	167,172	42	—	160,162	41
Other debt securities (1)	—	38,067	650	—	44,292	758
Total available-for-sale debt securities	13,460	246,607	726	10,399	255,780	842
Equity securities:
Marketable	—	110	—	—	158	—
Nonmarketable	—	—	—	—	1	—
Total equity securities	—	110	—	—	159	—
Derivative assets	12	1	—	17	—	—
Derivative liabilities	(11)	(3)	—	(12)	—	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.
Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 19.2 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 19.2: Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting (1)	Total
December 31, 2019
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$32,335	4,382	—		—	36,717
Securities of U.S. states and political subdivisions	—	2,434	—		—	2,434
Collateralized loan obligations	—	555	183		—	738
Corporate debt securities	—	11,006	38		—	11,044
Mortgage-backed securities	—	27,712	—		—	27,712
Asset-backed securities	—	1,081	—		—	1,081
Other trading debt securities	—	5	2		—	7
Total trading debt securities	32,335	47,175	223		—	79,733
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	13,460	1,500	—		—	14,960
Securities of U.S. states and political subdivisions	—	39,924	413		—	40,337
Mortgage-backed securities:
Federal agencies	—	162,453	—		—	162,453
Residential	—	827	—		—	827
Commercial	—	3,892	42		—	3,934
Total mortgage-backed securities	—	167,172	42		—	167,214
Corporate debt securities	37	6,159	367		—	6,563
Collateralized loan and other debt obligations	—	29,055	640		—	29,695
Asset-backed securities:
Automobile loans and leases	—	951	—		—	951
Home equity loans	—	—	—		—	—
Other asset-backed securities	—	3,635	103		—	3,738
Total asset-backed securities	—	4,586	103		—	4,689
Other debt securities	—	1	—		—	1
Total available-for-sale debt securities	13,497	248,397	1,565	(2)	—	263,459
Mortgage loans held for sale	—	15,408	1,198		—	16,606
Loans held for sale	—	956	16		—	972
Loans	—	—	171		—	171
Mortgage servicing rights (residential)	—	—	11,517		—	11,517
Derivative assets:
Interest rate contracts	26	23,792	229		—	24,047
Commodity contracts	—	1,413	8		—	1,421
Equity contracts	2,946	4,135	1,455		—	8,536
Foreign exchange contracts	12	5,197	5		—	5,214
Credit contracts	—	49	59		—	108
Netting	—	—	—		(25,123)	(25,123)
Total derivative assets	2,984	34,586	1,756		(25,123)	14,203
Equity securities - excluding securities at NAV:
Marketable	33,702	216	3		—	33,921
Nonmarketable	—	22	7,847		—	7,869
Total equity securities	33,702	238	7,850		—	41,790
Total assets included in the fair value hierarchy	$82,518	346,760	24,296		(25,123)	428,451
Equity securities at NAV (3)						146
Total assets recorded at fair value						428,597
Derivative liabilities:
Interest rate contracts	$(23)	(19,328)	(15)		—	(19,366)
Commodity contracts	—	(1,746)	(24)		—	(1,770)
Equity contracts	(2,011)	(6,729)	(1,724)		—	(10,464)
Foreign exchange contracts	(11)	(6,213)	(23)		—	(6,247)
Credit contracts	—	(53)	(30)		—	(83)
Netting	—	—	—		28,851	28,851
Total derivative liabilities	(2,045)	(34,069)	(1,816)		28,851	(9,079)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(9,035)	(31)	—		—	(9,066)
Mortgage-backed securities	—	(2)	—		—	(2)
Corporate debt securities	—	(5,915)	—		—	(5,915)
Equity securities	(2,447)	—	—		—	(2,447)
Other securities	—	—	—		—	—
Total short sale liabilities	(11,482)	(5,948)	—		—	(17,430)
Other liabilities	—	—	(2)		—	(2)
Total liabilities recorded at fair value	$(13,527)	(40,017)	(1,818)		28,851	(26,511)

(1)
Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 18 (Derivatives) for additional information.

(2)
A significant portion of the balance consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Consists of certain nonmarketable equity securities that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

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(in millions)	Level 1	Level 2	Level 3		Netting (1)	Total
December 31, 2018
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$20,525	2,892	—		—	23,417
Securities of U.S. states and political subdivisions	—	3,272	3		—	3,275
Collateralized loan obligations	—	673	237		—	910
Corporate debt securities	—	10,723	34		—	10,757
Mortgage-backed securities	—	30,715	—		—	30,715
Asset-backed securities	—	893	—		—	893
Other trading debt securities	—	6	16		—	22
Total trading debt securities	20,525	49,174	290		—	69,989
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	10,399	2,949	—		—	13,348
Securities of U.S. states and political subdivisions	—	48,820	444		—	49,264
Mortgage-backed securities:
Federal agencies	—	153,203	—		—	153,203
Residential	—	2,775	—		—	2,775
Commercial	—	4,184	41		—	4,225
Total mortgage-backed securities	—	160,162	41		—	160,203
Corporate debt securities	34	5,867	370		—	6,271
Collateralized loan and other debt obligations	—	34,543	800		—	35,343
Asset-backed securities:
Automobile loans and leases	—	925	—		—	925
Home equity loans	—	112	—		—	112
Other asset-backed securities	—	4,056	389		—	4,445
Total asset-backed securities	—	5,093	389		—	5,482
Other debt securities	—	1	—		—	1
Total available-for-sale debt securities	10,433	257,435	2,044	(2)	—	269,912
Mortgage loans held for sale	—	10,774	997		—	11,771
Loans held for sale	—	1,409	60		—	1,469
Loans	—	—	244		—	244
Mortgage servicing rights (residential)	—	—	14,649		—	14,649
Derivative assets:
Interest rate contracts	46	18,294	95		—	18,435
Commodity contracts	—	1,535	53		—	1,588
Equity contracts	1,648	4,582	1,315		—	7,545
Foreign exchange contracts	17	6,689	8		—	6,714
Credit contracts	—	179	99		—	278
Netting	—	—	—		(23,790)	(23,790)
Total derivative assets	1,711	31,279	1,570		(23,790)	10,770
Equity securities - excluding securities at NAV:
Marketable	23,205	757	—		—	23,962
Nonmarketable	—	24	5,468		—	5,492
Total equity securities	23,205	781	5,468		—	29,454
Total assets included in the fair value hierarchy	$55,874	350,852	25,322		(23,790)	408,258
Equity securities at NAV (3)						102
Total assets recorded at fair value						408,360
Derivative liabilities:
Interest rate contracts	$(21)	(16,217)	(70)		—	(16,308)
Commodity contracts	—	(2,287)	(49)		—	(2,336)
Equity contracts	(1,492)	(3,186)	(1,332)		—	(6,010)
Foreign exchange contracts	(12)	(7,067)	(34)		—	(7,113)
Credit contracts	—	(216)	(64)		—	(280)
Netting	—	—	—		23,548	23,548
Total derivative liabilities	(1,525)	(28,973)	(1,549)		23,548	(8,499)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(11,850)	(411)	—		—	(12,261)
Mortgage-backed securities	—	(47)	—		—	(47)
Corporate debt securities	—	(4,505)	—		—	(4,505)
Equity securities	(2,902)	(2)	—		—	(2,904)
Other securities	—	(3)	—		—	(3)
Total short sale liabilities	(14,752)	(4,968)	—		—	(19,720)
Other liabilities	—	—	(2)		—	(2)
Total liabilities recorded at fair value	$(16,277)	(33,941)	(1,551)		23,548	(28,221)

(1)
Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 18 (Derivatives) for additional information.

(2)
A significant portion of the balance consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Consists of certain nonmarketable equity investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.
Changes in Fair Value Levels
We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy and transfer between Level 1, Level 2, and Level 3 accordingly. Observable market data includes but is not limited to quoted prices and market transactions. Changes in economic conditions or market liquidity generally will drive changes in availability of observable market data. Changes in availability of observable market data, which also may result in changing the valuation technique used, are generally the cause of transfers between Level 1, Level 2, and Level 3. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2019, are presented in Table 19.3.

Table 19.3: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2019

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2019
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	(2)	—	(1)	—	—
Collateralized loan obligations	237	(30)	—	(22)	—	(2)	183	(35)
Corporate debt securities	34	3	—	6	1	(6)	38	5
Other trading debt securities	16	(4)	—	(10)	—	—	2	(1)
Total trading debt securities	290	(31)	—	(28)	1	(9)	223	(31)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	444	2	2	14	—	(49)	413	—
Mortgage-backed securities:
Residential	—	—	—	—	—	—	—	—
Commercial	41	—	—	(5)	6	—	42	—
Total mortgage-backed securities	41	—	—	(5)	6	—	42	—
Corporate debt securities	370	3	(5)	(1)	—	—	367	(4)
Collateralized loan and other debt obligations	800	29	(37)	(152)	—	—	640	—
Asset-backed securities:
Other asset-backed securities	389	—	—	(133)	—	(153)	103	—
Total asset-backed securities	389	—	—	(133)	—	(153)	103	—
Total available-for-sale debt securities	2,044	34	(40)	(277)	6	(202)	1,565	(4)	(6)
Mortgage loans held for sale	997	58	—	(140)	299	(16)	1,198	54	(7)
Loans held for sale	60	(2)	—	(4)	55	(93)	16	(3)
Loans	244	—	—	(73)	—	—	171	(8)	(7)
Mortgage servicing rights (residential) (8)	14,649	(4,779)	—	1,647	—	—	11,517	(2,569)	(7)
Net derivative assets and liabilities:
Interest rate contracts	25	585	—	(396)	—	—	214	249
Commodity contracts	4	(203)	—	158	2	23	(16)	9
Equity contracts	(17)	(571)	—	292	6	21	(269)	(186)
Foreign exchange contracts	(26)	34	—	(26)	—	—	(18)	9
Credit contracts	35	(7)	—	1	—	—	29	(6)
Total derivative contracts	21	(162)	—	29	8	44	(60)	75	(9)
Equity securities:
Marketable	—	—	—	—	3	—	3	—
Nonmarketable	5,468	2,383	—	(1)	9	(12)	7,847	2,386
Total equity securities	5,468	2,383	—	(1)	12	(12)	7,850	2,386	(10)
Other liabilities	(2)	—	—	—	—	—	(2)	—	(7)

(1)	See Table 19.4 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2, except for $153 million of asset-backed securities that were transferred to loans during third quarter 2019.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).

(9)	Included in mortgage banking income, net gains from trading activities and from equity securities, and other noninterest income.

(10)	Included in net gains (losses) from equity securities in the income statement.

Table 19.4 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2019.

Table 19.4: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2019

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2019
Trading debt securities:
Securities of U.S. states and political subdivisions	$—	—	—	(2)	(2)
Collateralized loan obligations	372	(372)	—	(22)	(22)
Corporate debt securities	19	(13)	—	—	6
Other trading debt securities	—	—	—	(10)	(10)
Total trading debt securities	391	(385)	—	(34)	(28)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	—	169	(155)	14
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	—	—	—	(5)	(5)
Total mortgage-backed securities	—	—	—	(5)	(5)
Corporate debt securities	18	—	—	(19)	(1)
Collateralized loan and other debt obligations	155	—	—	(307)	(152)
Asset-backed securities:
Other asset-backed securities	—	(9)	133	(257)	(133)
Total asset-backed securities	—	(9)	133	(257)	(133)
Total available-for-sale debt securities	173	(9)	302	(743)	(277)
Mortgage loans held for sale	96	(235)	248	(249)	(140)
Loans held for sale	12	(2)	—	(14)	(4)
Loans	3	—	10	(86)	(73)
Mortgage servicing rights (residential) (1)	—	(286)	1,933	—	1,647
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(396)	(396)
Commodity contracts	—	—	—	158	158
Equity contracts	—	—	—	292	292
Foreign exchange contracts	—	—	—	(26)	(26)
Credit contracts	13	(12)	—	—	1
Total derivative contracts	13	(12)	—	28	29
Equity securities:
Nonmarketable	—	(1)	—	—	(1)
Total equity securities	—	(1)	—	—	(1)
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2018, are presented in Table 19.5.

Table 19.5: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2018

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2018
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	354	(12)	—	(101)	—	(4)	237	(14)
Corporate debt securities	31	(1)	—	16	—	(12)	34	(1)
Other trading debt securities	19	(3)	—	—	—	—	16	—
Total trading debt securities	407	(16)	—	(85)	—	(16)	290	(15)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	925	8	(8)	(137)	—	(344)	444	—
Mortgage-backed securities:
Residential	1	—	—	(1)	—	—	—	—
Commercial	75	—	(1)	(33)	—	—	41	(1)
Total mortgage-backed securities	76	—	(1)	(34)	—	—	41	(1)
Corporate debt securities	407	4	(3)	(38)	—	—	370	—
Collateralized loan and other debt obligations	1,020	72	5	(297)	—	—	800	—
Asset-backed securities:
Other asset-backed securities	566	5	(11)	(171)	—	—	389	(3)
Total asset-backed securities	566	5	(11)	(171)	—	—	389	(3)
Total available-for-sale debt securities	2,994	89	(18)	(677)	—	(344)	2,044	(4)	(6)
Mortgage loans held for sale	998	(27)	—	(36)	72	(10)	997	(22)	(7)
Loans held for sale	14	2	—	(36)	80	—	60	1
Loans	376	(1)	—	(131)	—	—	244	(11)	(7)
Mortgage servicing rights (residential) (8)	13,625	(915)	—	1,939	—	—	14,649	960	(7)
Net derivative assets and liabilities:
Interest rate contracts	71	(397)	—	351	—	—	25	(42)
Commodity contracts	19	3	—	(11)	(7)	—	4	(1)
Equity contracts	(511)	(108)	—	522	(1)	81	(17)	(169)
Foreign exchange contracts	7	(42)	—	9	—	—	(26)	(26)
Credit contracts	36	5	—	(6)	—	—	35	(1)
Total derivative contracts	(378)	(539)	—	865	(8)	81	21	(239)	(9)
Equity securities:
Marketable	—	—	—	—	—	—	—	—
Nonmarketable (10)	5,203	703	—	(450)	16	(4)	5,468	642
Total equity securities	5,203	703	—	(450)	16	(4)	5,468	642	(11)
Other liabilities	(3)	1	—	—	—	—	(2)	—	(7)

(1)	See Table 19.6 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities)

(9)	Included in mortgage banking income, net gains from trading activities and from equity securities, and other noninterest income.

(10)	Beginning balance includes $382 million of auction rate securities, which changed from the cost to fair value method of accounting in connection with our adoption of ASU 2016-01 in first quarter 2018.

(11)	Included in net gains (losses) from equity securities in the income statement.

Table 19.6 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2018.

Table 19.6: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2018

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2018
Trading debt securities:
Securities of U.S. states and political subdivisions	$—	—	—	—	—
Collateralized loan obligations	408	(348)	—	(161)	(101)
Corporate debt securities	20	(4)	—	—	16
Other trading debt securities	—	—	—	—	—
Total trading debt securities	428	(352)	—	(161)	(85)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	(6)	79	(210)	(137)
Mortgage-backed securities:
Residential	—	—	—	(1)	(1)
Commercial	—	—	—	(33)	(33)
Total mortgage-backed securities	—	—	—	(34)	(34)
Corporate debt securities	33	—	—	(71)	(38)
Collateralized loan and other debt obligations	61	(149)	—	(209)	(297)
Asset-backed securities:
Other asset-backed securities	25	(12)	166	(350)	(171)
Total asset-backed securities	25	(12)	166	(350)	(171)
Total available-for-sale debt securities	119	(167)	245	(874)	(677)
Mortgage loans held for sale	87	(320)	353	(156)	(36)
Loans held for sale	4	(40)	—	—	(36)
Loans	8	—	17	(156)	(131)
Mortgage servicing rights (residential) (1)	—	(71)	2,010	—	1,939
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	351	351
Commodity contracts	—	—	—	(11)	(11)
Equity contracts	3	(37)	—	556	522
Foreign exchange contracts	—	—	—	9	9
Credit contracts	12	(7)	—	(11)	(6)
Total derivative contracts	15	(44)	—	894	865
Equity securities:
Marketable	—	—	—	—	—
Nonmarketable	—	(51)	—	(399)	(450)
Total equity securities	—	(51)	—	(399)	(450)
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017, are presented in Table 19.7.

Table 19.7: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2017

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2017
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	309	3	—	42	—	—	354	(13)
Corporate debt securities	34	2	—	(7)	6	(4)	31	2
Other trading debt securities	28	(9)	—	—	—	—	19	(4)
Total trading debt securities	374	(4)	—	35	6	(4)	407	(15)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	1,140	4	5	1,105	5	(1,334)	925	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	91	(4)	—	(12)	—	—	75	(11)
Total mortgage-backed securities	92	(4)	—	(12)	—	—	76	(11)
Corporate debt securities	432	(1)	23	(47)	—	—	407	—
Collateralized loan and other debt obligations	879	22	103	16	—	—	1,020	—
Asset-backed securities:
Other asset-backed securities	962	1	3	(400)	—	—	566	—
Total asset-backed securities	962	1	3	(400)	—	—	566	—
Total available-for-sale debt securities	3,505	22	134	662	5	(1,334)	2,994	(11)	(6)
Mortgage loans held for sale	985	(36)	—	(75)	134	(10)	998	(34)	(7)
Loans held for sale	—	1	—	(3)	34	(18)	14	—
Loans	758	(6)	—	(376)	—	—	376	(12)	(7)
Mortgage servicing rights (residential) (8)	12,959	(2,115)	—	2,781	—	—	13,625	(126)	(7)
Net derivative assets and liabilities:
Interest rate contracts	121	604	—	(654)	—	—	71	(52)
Commodity contracts	23	(17)	—	13	2	(2)	19	15
Equity contracts	(267)	(199)	—	(37)	(53)	45	(511)	(259)
Foreign exchange contracts	12	(5)	—	—	—	—	7	6
Credit contracts	77	24	—	(65)	—	—	36	(62)
Other derivative contracts	(47)	27	—	20	—	—	—	—
Total derivative contracts	(81)	434	—	(723)	(51)	43	(378)	(352)	(9)
Equity securities:
Marketable	—	—	—	—	—	—	—	—
Nonmarketable	3,259	1,563	—	(2)	1	—	4,821	1,569
Total equity securities	3,259	1,563	—	(2)	1	—	4,821	1,569	(10)
Short sale liabilities	—	—	—	—	—	—	—	—	(5)
Other liabilities	(4)	1	—	—	—	—	(3)	—	(7)

(1)	See Table 19.8 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).

(9)	Included in mortgage banking income, net gains from trading activities and from equity securities, and other noninterest income.

(10)	Included in net gains (losses) from equity securities in the income statement.

Table 19.8 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017.

Table 19.8: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2017

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2017
Trading debt securities:
Securities of U.S. states and political subdivisions	$37	(36)	—	(1)	—
Collateralized loan obligations	439	(250)	—	(147)	42
Corporate debt securities	25	(32)	—	—	(7)
Other trading debt securities	—	—	—	—	—
Total trading debt securities	501	(318)	—	(148)	35
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	(68)	1,369	(196)	1,105
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	—	—	—	(12)	(12)
Total mortgage-backed securities	—	—	—	(12)	(12)
Corporate debt securities	14	(4)	—	(57)	(47)
Collateralized loan and other debt obligations	135	—	—	(119)	16
Asset-backed securities:
Other asset-backed securities	—	—	211	(611)	(400)
Total asset-backed securities	—	—	211	(611)	(400)
Total available-for-sale debt securities	149	(72)	1,580	(995)	662
Mortgage loans held for sale	79	(485)	489	(158)	(75)
Loans held for sale	—	(2)	—	(1)	(3)
Loans	6	(129)	19	(272)	(376)
Mortgage servicing rights (residential) (1)	541	(24)	2,263	1	2,781
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(654)	(654)
Commodity contracts	—	—	—	13	13
Equity contracts	—	(118)	—	81	(37)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	6	(3)	—	(68)	(65)
Other derivative contracts	—	—	—	20	20
Total derivative contracts	6	(121)	—	(608)	(723)
Equity securities:
Marketable	—	—	—	—	—
Nonmarketable	—	(2)	—	—	(2)
Total equity securities	—	(2)	—	—	(2)
Short sale liabilities	3	(3)	—	—	—
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).

Table 19.9 and Table 19.10 provide quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using internal models that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 19.9: Valuation Techniques – Recurring Basis – December 31, 2019

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2019
Trading and available-for-sale debt securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$379		Discounted cash flow	Discount rate	1.3	-	5.4%		2.4
	34		Vendor priced
Collateralized loan and other debt obligations	183		Market comparable pricing	Comparability adjustment	(15.0)	-	19.2		1.3
	640		Vendor priced
Corporate debt securities	220		Discounted cash flow	Discount rate	3.2		14.9		9.2
	60		Market comparable pricing	Comparability adjustment	(19.7)		14		(4.4)
	125		Vendor priced
Asset-backed securities:
Diversified payment rights (1)	92		Discounted cash flow	Discount rate	2.3	-	3.1		2.8
Other commercial and consumer	11		Vendor priced
Mortgage loans held for sale (residential)	1,183		Discounted cash flow	Default rate	0.0	-	15.5		0.7
				Discount rate	3.0	-	5.6		4.5
				Loss severity	0.0	-	43.5		21.7
				Prepayment rate	5.7	-	15.4		7.8
	15		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(40.3)
Loans (2)	171		Discounted cash flow	Discount rate	3.9	-	4.3		4.1
				Prepayment rate	6.0	-	100.0		85.6
				Loss severity	0.0	-	36.5		14.1
Mortgage servicing rights (residential)	11,517		Discounted cash flow	Cost to service per loan (3)	$61	-	495		102
				Discount rate	6.0	-	13.6%		7.2
				Prepayment rate (4)	9.6	-	24.4		11.9
Net derivative assets and (liabilities):
Interest rate contracts	146		Discounted cash flow	Default rate	0.0	-	5.0		1.7
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	25.0		15.0
Interest rate contracts: derivative loan commitments	68		Discounted cash flow	Fall-out factor	1.0	-	99.0		16.7
				Initial-value servicing	(32.2)	-	149.0	bps	36.4
Equity contracts	147		Discounted cash flow	Conversion factor	(8.8)	-	0.0%		(7.7)
				Weighted average life	0.5	-	3.0	yrs	1.5
	(416)		Option model	Correlation factor	(77.0)	-	99.0%		23.8
				Volatility factor	6.8	-	100.0		18.7
Credit contracts	2		Market comparable pricing	Comparability adjustment	(56.1)	-	10.8		(16.0)
	27		Option model	Credit spread	0.0	-	17.8		0.8
				Loss severity	12.0	-	60.0		45.6
Nonmarketable equity securities	7,847		Market comparable pricing	Comparability adjustment	(20.2)	-	(4.2)		(14.6)

Insignificant Level 3 assets, net of liabilities	27
Total level 3 assets, net of liabilities	$22,478	(5)

(1)	Securities backed by specified sources of current and future receivables generated from non-U.S. originators.

(2)	Consists of reverse mortgage loans.

(3)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $61 - $231.

(4)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(5)	Consists of total Level 3 assets of $24.3 billion and total Level 3 liabilities of $1.8 billion, before netting of derivative balances.

Table 19.10: Valuation Techniques – Recurring Basis – December 31, 2018

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs			Weighted Average
December 31, 2018
Trading and available-for-sale debt securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$404		Discounted cash flow	Discount rate	2.1	-	6.4%		3.4
	43		Vendor priced
Collateralized loan and other debt obligations	298		Market comparable pricing	Comparability adjustment	(13.5)	-	22.1%		3.2
	739		Vendor priced
Corporate debt securities	220		Discounted cash flow	Discount rate	4.0		11.7		8.5
	56		Market comparable pricing	Comparability adjustment	(11.3)		16.6		(1.4)
	128		Vendor priced
Asset-backed securities:
Diversified payment rights (1)	171		Discounted cash flow	Discount rate	3.4	-	6.2		4.4
Other commercial and consumer	198	(2)	Discounted cash flow	Discount rate	4.6	-	5.2		4.7
				Weighted average life	1.1	-	1.5	yrs	1.1
	20		Vendor priced
Mortgage loans held for sale (residential)	982		Discounted cash flow	Default rate	0.0	-	15.6%		0.8
				Discount rate	1.1	-	6.6		5.5
				Loss severity	0.0	-	43.3		23.4
				Prepayment rate	3.2	-	13.4		4.6
	15		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(36.3)
Loans (3)	244		Discounted cash flow	Discount rate	3.4	-	6.4		4.2
				Prepayment rate	2.9	-	100.0		87.2
				Loss severity	0.0	-	34.8		10.2
Mortgage servicing rights (residential)	14,649		Discounted cash flow	Cost to service per loan (4)	$62	-	507		106
				Discount rate	7.1	-	15.3%		8.1
				Prepayment rate (5)	9.0	-	23.5		9.9
Net derivative assets and (liabilities):
Interest rate contracts	(35)		Discounted cash flow	Default rate	0.0	-	5.0		2.0
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	25.0		13.8
Interest rate contracts: derivative loan commitments	60		Discounted cash flow	Fall-out factor	1.0	-	99.0		19.4
				Initial-value servicing	(36.6)	-	91.7	bps	18.5
Equity contracts	104		Discounted cash flow	Conversion factor	(9.3)	-	0.0%		(7.8)
				Weighted average life	1.0	-	3.0	yrs	1.8
	(121)		Option model	Correlation factor	(77.0)	-	99.0%		21.6
				Volatility factor	6.5	-	100.0		21.8
Credit contracts	3		Market comparable pricing	Comparability adjustment	(15.5)	-	40.0		3.5
	32		Option model	Credit spread	0.9	-	21.5		1.3
				Loss severity	13.0	-	60.0		45.2
Nonmarketable equity securities	5,468		Market comparable pricing	Comparability adjustment	(20.6)	-	(4.3)		(15.8)

Insignificant Level 3 assets, net of liabilities	93
Total level 3 assets, net of liabilities	$23,771	(6)

(1)	Securities backed by specified sources of current and future receivables generated from non-U.S. originators.

(2)	Predominantly consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(3)	Consists of reverse mortgage loans.

(4)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $62 - $204.

(5)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(6)	Consists of total Level 3 assets of $25.3 billion and total Level 3 liabilities of $1.6 billion, before netting of derivative balances.
The valuation techniques used for our Level 3 assets and liabilities, as presented in the previous tables, are described as follows:

•
Discounted cash flow – Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.

•
Market comparable pricing – Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs, such as recent transaction prices, pending transactions, or prices of other similar investments that require significant adjustment to reflect differences in instrument characteristics.

•
Option model – Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.

•
Vendor-priced – Prices obtained from third-party pricing vendors or brokers that are used to record the fair value of the asset or liability for which the related valuation technique and significant unobservable inputs are not provided.

Significant unobservable inputs presented in the previous tables are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant if by their exclusion the fair value of the Level 3 asset or liability would be impacted by a predetermined percentage change. We also consider qualitative factors, such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in the table.

•
Comparability adjustment – is an adjustment made to observed market data, such as a transaction price in order to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.

•	Conversion Factor – is the risk-adjusted rate in which a particular instrument may be exchanged for another instrument upon settlement, expressed as a percentage change from a specified rate.

•
Correlation factor – is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.

•
Cost to service – is the expected cost per loan of servicing a portfolio of loans, which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.

•
Credit spread – is the portion of the interest rate in excess of a benchmark interest rate, such as Overnight Index Swap (OIS), LIBOR or U.S. Treasury rates, that when applied to an investment captures changes in the obligor’s creditworthiness.

•	Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).

•
Discount rate – is a rate of return used to calculate the present value of the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, OIS, LIBOR or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money. The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments’ cash flows resulting from risks such as credit and liquidity.

•	Fall-out factor – is the expected percentage of loans associated with our interest rate lock commitment portfolio that are likely of not funding.

•
Initial-value servicing – is the estimated value of the underlying loan, including the value attributable to the embedded servicing right, expressed in basis points of outstanding unpaid principal balance.

•	Loss severity – is the estimated percentage of contractual cash flows lost in the event of a default.

•	Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).

•	Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.

•
Weighted average life – is the weighted average number of years an investment is expected to remain outstanding based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument’s cash flows whose timing is not contractually fixed.

Significant Recurring Level 3 Fair Value Asset and Liability Input Sensitivity
We generally use discounted cash flow or similar internal modeling techniques to determine the fair value of our Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding tables. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.
Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

SECURITIES, LOANS, MORTGAGE LOANS HELD FOR SALE and NONMARKETABLE EQUITY INVESTMENTS  The fair values of predominantly all Level 3 trading securities, MLHFS, loans, other nonmarketable equity investments, and AFS securities have consistent inputs, valuation techniques and correlation to changes in underlying inputs. The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs within a discounted cash flow or market comparable pricing valuation technique. Such inputs include discount rate, prepayment rate, default rate, loss severity, comparability adjustment and weighted average life.
These Level 3 assets would decrease (increase) in value based upon an increase (decrease) in discount rate, default rate, loss severity, or weighted average life inputs and would generally decrease (increase) in value based upon an increase (decrease) in prepayment rate. Generally, a change in the assumption used for default rate is accompanied by a directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. The comparability adjustment input may have a positive or negative impact on fair value depending on the change in fair value the comparability adjustment references. Unobservable inputs for comparability adjustment, loss severity, and weighted average life do not increase or decrease based on movements in the other significant unobservable inputs for these Level 3 assets.

DERIVATIVE INSTRUMENTS  Level 3 derivative instruments are valued using market comparable pricing, option pricing and discounted cash flow valuation techniques. We utilize certain unobservable inputs within these techniques to determine the fair value of the Level 3 derivative instruments. The significant unobservable inputs consist of credit spread, a comparability adjustment, prepayment rate, default rate, loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor.
Level 3 derivative assets (liabilities) where we are long the underlying would decrease (increase) in value upon an increase (decrease) in default rate, fall-out factor, credit spread, conversion factor, or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would generally increase (decrease) in value upon an increase (decrease) in prepayment rate, initial-value servicing, weighted average life, or volatility factor inputs. The inverse of the above relationships would occur for instruments in which we are short the underlying. The correlation factor and comparability adjustment inputs may have a positive or negative impact on the fair value of these derivative instruments depending on the change in value of the item the correlation factor and comparability adjustment is referencing. The correlation factor and comparability adjustment are considered independent from movements in other significant unobservable inputs for derivative instruments.
Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, a change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, fall-out factor, initial-value servicing, weighted average life, conversion factor, and volatility do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.

MORTGAGE SERVICING RIGHTS  We use a discounted cash flow valuation technique to determine the fair value of Level 3 MSRs. These models utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the MSRs and alternatively, a decrease in any one of these inputs would result in the MSRs increasing in value. Generally, a change in the assumption used for the default rate is accompanied by a directionally similar change in the assumption used for cost to service and a directionally opposite change in the assumption used for prepayment. The sensitivity of our residential MSRs is discussed further in Note 10 (Securitizations and Variable Interest Entities).
Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting, write-downs of individual assets or use of the measurement alternative for nonmarketable equity securities.
Table 19.11 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2019 and 2018, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 19.12 presents the increase (decrease) in value of certain assets held at the end of the respective reporting periods presented for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 19.11: Fair Value on a Nonrecurring Basis

	December 31, 2019				December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale (1)	$—	2,034	3,803	5,837	—	1,213	1,233	2,446
Loans held for sale	—	5	—	5	—	313	—	313
Loans:
Commercial	—	280	—	280	—	339	—	339
Consumer	—	213	1	214	—	346	1	347
Total loans	—	493	1	494	—	685	1	686
Nonmarketable equity securities	—	1,308	173	1,481	—	774	157	931
Other assets	—	359	27	386	—	149	6	155
Total assets at fair value on a nonrecurring basis	$—	4,199	4,004	8,203	—	3,134	1,397	4,531

(1)	Consists of commercial mortgages and residential real estate 1-4 family first mortgage loans.

Premises and equipment includes the full impairment of certain capitalized software projects. Other assets includes impairments of operating lease ROU assets, as well as valuation losses on foreclosed real estate and other collateral owned.

Table 19.12: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2019	2018
Mortgage loans held for sale	$11	21
Loans held for sale	—	(39)
Loans:
Commercial	(291)	(221)
Consumer	(207)	(284)
Total loans	(498)	(505)
Nonmarketable equity securities	322	265
Premises and equipment	(170)	—
Other assets	(84)	(40)
Total	$(419)	(298)

Table 19.13 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets that are measured at fair value on a nonrecurring basis using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented.
We have excluded from the table valuation techniques and significant unobservable inputs for certain classes of Level 3 assets we consider both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class that considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

Table 19.13: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2019
Residential mortgage loans held for sale	$3,803	(3)	Discounted cash flow	Default rate	(4)	0.3	–	48.3%	4.6%
				Discount rate		1.5	–	9.4	4.3
				Loss severity		0.4	–	100.0	23.4
				Prepayment rate	(5)	4.8	–	100.0	23.2
Insignificant Level 3 assets	201
Total	$4,004
December 31, 2018
Residential mortgage loans held for sale	$1,233	(3)	Discounted cash flow	Default rate	(4)	0.2	–	2.3%	1.4%
				Discount rate		1.5	–	8.5	4.0
				Loss severity		0.5	–	66.0	1.7
				Prepayment rate	(5)	3.5	–	100.0	46.5
Insignificant Level 3 assets	164
Total	$1,397

(1)	Refer to the narrative following Table 19.10 for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MLHFS, weighted averages are calculated using the outstanding unpaid principal balance of the loans.

(3)
Consists of approximately $1.3 billion and $1.2 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2019 and 2018, respectively, and $2.5 billion and $27 million, respectively, of other mortgage loans that are not government insured/guaranteed.

(4)	Applies only to non-government insured/guaranteed loans.
(5)
Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.
Fair Value Option
The fair value option is an irrevocable election, generally only permitted upon initial recognition of financial assets or liabilities, to measure eligible financial instruments at fair value with changes in fair value reflected in earnings. We may elect the fair value option to align the measurement model with how the financial assets or liabilities are managed or to reduce complexity or accounting asymmetry. Following is a discussion of the portfolios for which we elected the fair value option.

MORTGAGE LOANS HELD FOR SALE (MLHFS) MLHFS measured at fair value include residential mortgage loan originations for which an active secondary market and readily available market prices exist to reliably support our valuations. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. We believe fair value measurement for MLHFS, which we economically hedge with derivatives along with our MSRs measured at fair value, reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.

LOANS HELD FOR SALE (LHFS) We purchase loans for market-making purposes to support the buying and selling demands of our customers. These loans are generally held for a short period of time and managed within parameters of internally approved market risk limits. Fair value measurement best aligns with our risk management practices. Fair value for these loans is generally determined using readily available market data based on recent transaction prices for similar loans.

LOANS Loans measured at fair value consist of reverse mortgage loans previously transferred under a GNMA reverse mortgage securitization program accounted for as a secured borrowing. Before the transfer, they were classified as MLHFS measured at fair value and, as such, continue to be subject to the fair value option.

Table 19.14 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 19.14: Fair Value Option

	December 31, 2019			December 31, 2018
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Mortgage loans held for sale:
Total loans	$16,606	16,279	327	11,771	11,573	198
Nonaccrual loans	133	157	(24)	127	158	(31)
Loans 90 days or more past due and still accruing	8	10	(2)	7	9	(2)
Loans held for sale:
Total loans	972	1,020	(48)	1,469	1,536	(67)
Nonaccrual loans	21	29	(8)	21	32	(11)
Loans:
Total loans	171	201	(30)	244	274	(30)
Nonaccrual loans	129	159	(30)	179	208	(29)

The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown in Table 19.15 by income statement line item. Amounts recorded as interest income are excluded from Table 19.15.
Table 19.15: Fair Value Option – Changes in Fair Value Included in Earnings

						Year ended December 31,
	2019			2018			2017
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income
Mortgage loans held for sale	$1,064	—	—	462	—	—	1,229	—	—
Loans held for sale	—	11	2	—	(1)	1	—	45	2
Loans	—	—	—	—	—	(1)	—	—	—

For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. Table 19.16 shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

Table 19.16: Fair Value Option – Gains/Losses Attributable to Instrument-Specific Credit Risk

	Year ended December 31,
(in millions)	2019	2018	2017
Gains (losses) attributable to instrument-specific credit risk:
Mortgage loans held for sale	$2	(16)	(12)
Loans held for sale	13	—	45
Total	$15	(16)	33

Disclosures about Fair Value of Financial Instruments
Table 19.17 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in Table 19.17. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $1.0 billion at both December 31, 2019 and 2018.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.

Table 19.17: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2019
Financial assets
Cash and due from banks (1)	$21,757	21,757	—	—	21,757
Interest-earning deposits with banks (1)	119,493	119,257	236	—	119,493
Federal funds sold and securities purchased under resale agreements (1)	102,140	—	102,140	—	102,140
Held-to-maturity debt securities	153,933	46,138	109,933	789	156,860
Mortgage loans held for sale	6,736	—	2,939	4,721	7,660
Loans held for sale	5	—	5	—	5
Loans, net (2)	933,042	—	54,125	891,714	945,839
Nonmarketable equity securities (cost method)	4,790	—	—	4,823	4,823
Total financial assets	$1,341,896	187,152	269,378	902,047	1,358,577
Financial liabilities
Deposits (3)	$118,849	—	87,279	31,858	119,137
Short-term borrowings	104,512	—	104,513	—	104,513
Long-term debt (4)	228,159	—	231,332	1,720	233,052
Total financial liabilities	$451,520	—	423,124	33,578	456,702
December 31, 2018
Financial assets
Cash and due from banks (1)	$23,551	23,551	—	—	23,551
Interest-earning deposits with banks (1)	149,736	149,542	194	—	149,736
Federal funds sold and securities purchased under resale agreements (1)	80,207	—	80,207	—	80,207
Held-to-maturity debt securities	144,788	44,339	97,275	501	142,115
Mortgage loans held for sale	3,355	—	2,129	1,233	3,362
Loans held for sale	572	—	572	—	572
Loans, net (2)	923,703	—	45,190	872,725	917,915
Nonmarketable equity securities (cost method)	5,643	—	—	5,675	5,675
Total financial assets	$1,331,555	217,432	225,567	880,134	1,323,133
Financial liabilities
Deposits (3)	$130,645	—	107,448	22,641	130,089
Short-term borrowings	105,787	—	105,789	—	105,789
Long-term debt (4)	229,008	—	225,904	2,230	228,134
Total financial liabilities	$465,440	—	439,141	24,871	464,012

(1)	Amounts consist of financial instruments for which carrying value approximates fair value.

(2)	Excludes lease financing with a carrying amount of $19.5 billion and $19.7 billion at December 31, 2019 and 2018, respectively.

(3)	Excludes deposit liabilities with no defined or contractual maturity of $1.2 trillion at both December 31, 2019 and 2018.
(4)
Excludes capital lease obligations under capital leases of $32 million and $36 million at December 31, 2019 and 2018, respectively.